FINANCIAL ASSETS AND LIABILITIES - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Cost of services	$ 3,677	$ 3,824	$ 4,162	$ 4,318	$ 16,550		$ 17,137		$ 17,676
Selling, general and administrative expenses	694	690	714	714	2,776	[1]	2,948	[1]	2,970	[1]
Other expense (income)	(3)	27	$ 11	$ 22	35		25		(29)
Cost of services.
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) from Hedge Activity	1	1			1		7		19
Selling, general and administrative expense.
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) from Hedge Activity							(1)		12
Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) from Hedge Activity	$ (2)	$ (1)			$ 4		$ 6		$ 20

[1]	Including related-party cost of service of $3,979 in 2021, $3,767 in 2020 and $3,592 in 2019